Borrowings - Market risk (Details) R in Millions			12 Months Ended
	Oct. 25, 2019 ZAR (R)	May 21, 2018 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R) R / $	Dec. 31, 2022 R / $	Dec. 31, 2022 USD ($)	Dec. 31, 2022 R / €	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ZAR (R)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			R 22,728	R 20,298	R 18,383						R 23,736
Face amount of debt | $									$ 383,000,000	$ 200,000
US$600 million RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			0	0	6,978						5,712
Term of facility		3 years
Face amount of debt | $		$ 600,000,000					$ 600,000,000
R5.5 billion RCF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			0	R 0	R 0						R 2,500
Term of facility	3 years
Face amount of debt	R 5,500		5,500
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate				15.94	14.69	17.03		18.22
Decrease in profit due to decrease in exchange rate			31	R 50	R 148
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount exposed to risk			2,424	1,416	8,157
Change in interest expense for downward change by 1.5% in interest rate			36	21	122
Change in interest expense for downward change by 1% in interest rate			24	14	82
Change in interest expense for downward change by 0.5% in interest rate			12	7	41
Change in interest expense for upward change by 0.5% in interest rate			(12)	(7)	(41)
Change in interest expense for upward change by 1% in interest rate			(24)	(14)	(82)
Change in interest expense for upward change by 1.5% in interest rate			R (36)	(21)	(122)
Interest rate risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			1 month
Interest rate risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of facility			3 months
Interest rate risk | JIBAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			R 0	0	0
Change in interest expense for downward change by 1% in interest rate			0	0	0
Change in interest expense for downward change by 0.5% in interest rate			0	0	0
Change in interest expense for upward change by 0.5% in interest rate			0	0	0
Change in interest expense for upward change by 1% in interest rate			0	0	0
Change in interest expense for upward change by 1.5% in interest rate			0	0	0
Interest rate risk | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest expense for downward change by 1.5% in interest rate			36	21	122
Change in interest expense for downward change by 1% in interest rate			24	14	82
Change in interest expense for downward change by 0.5% in interest rate			12	7	41
Change in interest expense for upward change by 0.5% in interest rate			(12)	(7)	(41)
Change in interest expense for upward change by 1% in interest rate			(24)	(14)	(82)
Change in interest expense for upward change by 1.5% in interest rate			R (36)	R (21)	R (122)